Net Income Per Share (Details) - American Depositary Shares [Member]	Feb. 29, 2024 shares
Net Loss/Income Per Share [Line Items]
The number of shares in an ADS	20
Class A Ordinary Shares [Member]
Net Loss/Income Per Share [Line Items]
The number of shares in an ADS	2